REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE CLASSES AND CONCENTRATIONS (Details)
Retail	$ 253,250	$ 34,362	$ 85,428	$ 158,903
Revenue by product/service lines:
Distribution	13,904	95,693	138,809	521,013
Services	426,681	1,340,444	2,653,924	2,663,917
Total	693,835	1,470,499	2,878,161	3,343,833
Revenue by subsidiary:
Singlepoint (parent company)	19,363	127,865	184,561	576,499
Direct Solar America	389,081	1,318,184	2,653,924	2,031,743
DIGS	30,693	24,450	39,676	151,381
EnergyWyze	37,600	0	0	19,339
Box Pure Aire	217,098	0	0	564,870
Total revenue	$ 693,835	$ 1,470,499	$ 2,878,161	$ 3,343,833